PROPERTY, PLANT AND EQUIPMENT - Property, Plant and Equipment by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 12,826	$ 13,806
Additions	5,127	1,228
Interest costs capitalized	14	9
Acquisitions through business combinations, property, plant and equipment	7,403
Decrease through classified as held for sale, property, plant and equipment	(356)
Disposals	(22)	(7)
Depreciation	(2,014)	(1,562)
Impairment reversals (charges)	(1,423)	(648)
Transfers	0	0
Property, plant and equipment	24,141	12,826
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	50,984	49,784
Property, plant and equipment	61,862	50,984
Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(38,158)	(35,978)
Property, plant and equipment	(37,721)	(38,158)
Buildings, plant and equipment1
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	3,600	4,213
Additions	298	(21)
Interest costs capitalized	0	0
Acquisitions through business combinations, property, plant and equipment	3,473
Decrease through classified as held for sale, property, plant and equipment	0
Disposals	(22)	(7)
Depreciation	(1,107)	(790)
Impairment reversals (charges)	(990)	(394)
Transfers	648	599
Property, plant and equipment	7,753	3,600
Buildings, plant and equipment1 | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	14,750	14,209
Property, plant and equipment	18,544	14,750
Buildings, plant and equipment1 | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(11,150)	(9,996)
Property, plant and equipment	(10,791)	(11,150)
MIning property costs subject to depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	6,258	6,522
Additions	3,458	199
Interest costs capitalized	0	0
Acquisitions through business combinations, property, plant and equipment	2,270
Decrease through classified as held for sale, property, plant and equipment	0
Disposals	0	0
Depreciation	(907)	(772)
Impairment reversals (charges)	(742)	(178)
Transfers	573	487
Property, plant and equipment	12,288	6,258
MIning property costs subject to depreciation | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	21,624	20,938
Property, plant and equipment	27,268	21,624
MIning property costs subject to depreciation | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(15,366)	(14,416)
Property, plant and equipment	(14,980)	(15,366)
MIning property costs not subject to depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	2,968	3,071
Additions	1,371	1,050
Interest costs capitalized	14	9
Acquisitions through business combinations, property, plant and equipment	1,660
Decrease through classified as held for sale, property, plant and equipment	(356)
Disposals	0	0
Depreciation	0	0
Impairment reversals (charges)	309	(76)
Transfers	(1,221)	(1,086)
Property, plant and equipment	4,100	2,968
MIning property costs not subject to depreciation | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	14,610	14,637
Property, plant and equipment	16,050	14,610
MIning property costs not subject to depreciation | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(11,642)	(11,566)
Property, plant and equipment	(11,950)	$ (11,642)
KCGM [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Disposals	260
KCGM [Member] | Buildings, plant and equipment1
Reconciliation of changes in property, plant and equipment [abstract]
Disposals	127
KCGM [Member] | MIning property costs subject to depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Disposals	106
KCGM [Member] | MIning property costs not subject to depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Disposals	$ 27